UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw, Treasurer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2018 – December 31, 2018

Item 1.  Schedule of Investments.

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 31.1%

Asset Backed Securities - 18.6%
$865,000	American Express Credit Account Master Trust (USD 1 Month LIBOR + 0.37%), 2.83%, 12/15/21 (a)	$865,559
1,259,124	AmeriCredit Automobile Receivables Trust, 1.53%, 07/08/21	1,252,578
1,605,000	Ascentium Equipment Receivables Trust, 3.27%, 10/12/21 (b)	1,606,088
1,205,000	Ascentium Equipment Receivables Trust, 2.29%, 06/10/21 (b)	1,195,969
698,536	Brazos Higher Education Authority, Inc. (USD 3 Month LIBOR + 0.85%), 3.34%, 07/25/29 (a)	703,690
722,873	Canadian Pacer Auto Receivables Trust, 2.55%, 10/21/19 (b)	722,459
1,775,000	Canadian Pacer Auto Receivables Trust, 2.05%, 03/19/21 (b)	1,762,516
1,330,000	Capital One Multi-Asset Execution Trust, 2.08%, 03/15/23	1,314,052
684,339	CCG Receivables Trust REMIC, 2.50%, 06/16/25 (b)	680,084
1,825,000	CCG Receivables Trust REMIC, 3.09%, 12/15/25 (b)	1,823,353
1,318,522	Flagstar Mortgage Trust, 4.00%, 07/25/48 (b)(c)	1,326,140
1,155,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,145,194
364,590	Goal Capital Funding Trust (USD 3 Month LIBOR + 0.70%), 3.39%, 08/25/48 (a)(b)	364,498
866,155	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.49%, 07/25/26 (a)(b)	866,073
789,995	Missouri Higher Education Loan Authority (USD 1 Month LIBOR + 0.83%), 3.15%, 01/26/26 (a)	789,853
1,054,735	MMAF Equipment Finance, LLC, 2.57%, 06/09/33 (b)	1,051,372
1,668,000	Panhandle-Plains Higher Education Authority, Inc. (USD 3 Month LIBOR + 0.95%), 3.75%, 10/01/37 (a)	1,677,397
712,431	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.49%, 12/24/33 (a)(b)	708,869
178,068	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.53%), 3.32%, 12/24/33 (a)(b)	175,341

Principal Amount	Security Description	Value
$581,383	Preferred Term Securities XXIV, Ltd./ Preferred Term Securities XXIV, Inc. (USD 3 Month LIBOR + 0.30%), 3.09%, 03/22/37 (a)(b)	$530,803
907,327	Santander Drive Auto Receivables Trust, 2.58%, 10/15/20	906,325
1,084,916	SLM Student Loan Trust (USD 3 Month LIBOR + 1.00%), 3.49%, 10/25/21 (a)	1,086,529
1,485,636	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 4.14%, 07/25/22 (a)	1,504,253
1,262,453	SLM Student Loan Trust (USD 3 Month LIBOR + 1.70%), 4.19%, 07/25/23 (a)	1,282,688
1,185,782	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 3.99%, 04/25/23 (a)	1,191,972
763,339	Sofi Consumer Loan Program Trust, 2.14%, 09/25/26 (b)	759,532
587,902	Sofi Consumer Loan Program Trust, 2.93%, 04/26/27 (b)	586,419
958,464	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (b)	949,954
1,249,440	Sofi Professional Loan Program Trust, 2.64%, 08/25/47 (b)	1,243,591
330,288	Sofi Professional Loan Program, LLC, 1.75%, 07/25/40 (b)	327,637
639,625	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (b)	640,624
359,700	Vantage Data Centers Issuer, LLC, 4.20%, 11/16/43 (b)	359,700
897,053	Verizon Owner Trust, 1.42%, 01/20/21 (b)	892,662
		32,293,774
Non-Agency Commercial Mortgage Backed Securities - 5.1%
1,859,579	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.80%, 09/10/45 (b)(c)	92,962
1,209,126	COMM Mortgage Trust Interest Only REMIC, 1.07%, 03/10/46 (c)	34,399
630,000	COMM Mortgage Trust REMIC, 3.39%, 08/10/47	634,984
1,265,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 3.39%, 11/15/36 (a)(b)	1,249,584
40,588	DBUBS Mortgage Trust Interest Only REMIC, 0.34%, 08/10/44 (b)(c)	262
202,204,673	FREMF Mortgage Trust, 0.10%, 08/25/44 (b)	432,556

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$4,372,295	GS Mortgage Securities Trust Interest Only REMIC, 1.34%, 08/10/44 (b)(c)	$118,374
215,362	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	214,740
71,794	Lehman Brothers Small Balance Commercial Mortgage Trust (USD 1 Month LIBOR + 0.25%), 2.76%, 09/25/30 (a)(b)	71,757
650,000	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (b)(c)	645,411
647,244	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (b)	633,434
1,304,529	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 0.99%, 12/15/48 (c)	42,470
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.48%, 06/15/47	1,005,353
355,362	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	350,968
1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 09/15/48	1,006,087
125,548	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.78%, 02/15/44 (b)(c)	1,749
164,463	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (b)	165,167
42,636	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.39%, 06/15/44 (b)	42,660
932,168	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.30%, 06/15/45	925,216
45,101	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	44,414
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,210,958
		8,923,505
Non-Agency Residential Mortgage Backed Securities - 7.4%
425,637	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.58%), 3.38%, 12/25/33 (a)(b)	417,447
863,377	Bayview Commercial Mortgage Pass-Through Trust REMIC (USD 1 Month LIBOR + 0.57%), 3.36%, 04/25/36 (a)(b)	861,140
1,096,661	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.83%, 05/28/44 (a)	1,088,582
500,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.61%, 04/28/39 (a)	498,422

Principal Amount	Security Description	Value
$324,441	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (d)	$328,727
689,714	Cascade Funding Mortgage Trust, 4.00%, 10/25/68 (b)(c)	693,307
9,111	Citicorp Residential Mortgage Trust REMIC, 5.23%, 07/25/36 (d)	9,226
154,184	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(c)	157,139
796,231	Conseco Finance Corp. REMIC (USD 1 Month LIBOR + 2.75%), 5.21%, 04/15/32 (a)	791,523
8,277	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	7,805
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 3.26%, 02/25/33 (a)	161,374
330,479	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.58%, 12/25/37 (b)(d)	335,679
971,139	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (b)(c)	963,598
599,778	Flagstar Mortgage Trust, 3.50%, 10/25/47 (b)(c)	596,432
658,656	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 3.01%, 05/25/36 (a)(b)	651,353
160,353	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.74%, 07/25/36 (a)	160,080
25,294	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	25,349
250,367	Morgan Stanley Mortgage Loan Trust (USD 1 Month LIBOR + 0.40%), 2.91%, 09/25/35 (a)	250,422
71,867	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (b)(c)	71,807
155,474	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (b)(c)	155,853
225,589	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)(c)	225,623
135,798	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 4.23%, 03/25/35 (a)	136,834
334,563	Oakwood Mortgage Investors, Inc. REMIC (USD 1 Month LIBOR + 0.38%), 2.83%, 03/15/21 (a)(b)	331,183

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$230,767	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC (USD 1 Month LIBOR + 0.98%), 3.48%, 10/25/34 (a)	$231,017
11,679	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 10.16%, 03/25/20 (a)	11,681
61,059	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	60,120
34,384	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	35,281
19,094	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (c)	19,445
15,882	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (c)	16,001
12,638	Residential Asset Securitization Trust REMIC, 3.75%, 03/25/19	12,391
120,947	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	121,978
631,431	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (b)(c)	628,786
538,218	Towd Point Mortgage Trust, 3.25%, 07/25/58 (b)(c)	531,522
230,447	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(c)	229,810
433,443	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (b)(c)	423,865
195,512	Truman Capital Mortgage Loan Trust REMIC (USD 1 Month LIBOR + 0.43%), 2.94%, 03/25/37 (a)(b)	198,028
1,507,786	Wells Fargo Mortgage Backed Securities REMIC, 3.50%, 07/25/47 (b)(c)	1,497,261
		12,936,091
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $54,304,508)		54,153,370

Corporate Bonds - 30.5%

Communication Services - 1.6%
1,780,000	AT&T, Inc. (USD 3 Month LIBOR + 1.18%), 3.96%, 06/12/24 (a)	1,726,586
970,000	Verizon Communications, Inc., 5.15%, 09/15/23	1,032,955
		2,759,541
Consumer Discretionary - 4.5%
800,000	AMC Networks, Inc., 4.75%, 12/15/22	782,000
1,649,000	CBS Corp., 3.38%, 03/01/22	1,634,219
1,740,000	Comcast Corp., 3.45%, 10/01/21	1,757,566
1,783,000	Dollar General Corp., 3.25%, 04/15/23	1,743,161
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	356,250
380,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	360,050

Principal Amount	Security Description	Value
$815,000	Levi Strauss & Co., 5.00%, 05/01/25 $	796,662
470,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	460,600
		7,890,508
Consumer Staples - 3.5%
1,740,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	1,694,173
665,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	658,946
1,011,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	994,246
119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (b)	119,491
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (b)	407,837
475,000	PepsiCo., Inc., 1.50%, 02/22/19	474,063
1,615,000	Walmart, Inc., 3.40%, 06/26/23	1,631,542
		5,980,298
Financials - 14.0%
670,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.50%, 01/15/25	611,545
1,800,000	Bank of America Corp., 2.88%, 04/24/23 (c)	1,750,586
1,130,000	BB&T Corp., MTN, 2.15%, 02/01/21	1,105,926
475,000	BB&T Corp., MTN, 3.20%, 09/03/21	474,152
375,000	CBRE Services, Inc., 5.25%, 03/15/25	390,801
1,229,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,211,430
895,000	Citigroup, Inc., 2.88%, 07/24/23 (c)	865,853
865,000	Citigroup, Inc., 2.55%, 04/08/19	863,762
1,665,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,708,285
1,065,000	Intercontinental Exchange, Inc., 4.00%, 10/15/23	1,090,095
1,765,000	JPMorgan Chase & Co., 3.25%, 09/23/22	1,750,893
1,670,000	KeyCorp, MTN, 2.90%, 09/15/20	1,658,721
1,655,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,652,184
1,820,000	Morgan Stanley, MTN, 2.63%, 11/17/21	1,776,288
1,480,000	Prudential Financial, Inc., MTN, 5.38%, 06/21/20	1,524,943
1,740,000	Regions Financial Corp., 3.20%, 02/08/21	1,728,813
1,090,000	The Charles Schwab Corp., 3.25%, 05/21/21	1,095,279
1,750,000	The Goldman Sachs Group, Inc. (USD 3 Month LIBOR + 1.11%), 3.62%, 04/26/22 (a)	1,730,312

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$1,610,000	Wells Fargo & Co., Series K (callable at 100 beginning 03/15/19), 6.56%, 03/15/49 (c)(e)	$1,599,937
		24,589,805
Health Care - 1.0%
1,743,000	Becton Dickinson and Co., 2.68%, 12/15/19	1,726,452
Industrials - 3.2%
1,565,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (b)	1,589,962
1,740,000	Roper Technologies, Inc., 2.80%, 12/15/21	1,704,563
1,715,000	Textron, Inc., 3.65%, 03/01/21	1,723,888
545,000	Union Pacific Corp., 3.20%, 06/08/21	547,461
		5,565,874
Information Technology - 2.0%
1,803,000	eBay, Inc., 2.75%, 01/30/23	1,733,287
1,737,000	QUALCOMM, Inc., 3.00%, 05/20/22	1,708,784
		3,442,071
Utilities - 0.7%
1,135,000	PacifiCorp, 5.50%, 01/15/19	1,135,910
Total Corporate Bonds (Cost $53,928,100)		53,090,459
Government & Agency Obligations - 36.6%

GOVERNMENT SECURITIES - 30.4%
Municipals - 0.1%
245,000	North Carolina Housing Finance Agency, North Carolina RB, 2.34%, 01/01/19	245,000
Treasury Inflation Index Securities - 0.8%
1,350,020	U.S. Treasury Inflation Indexed Bonds, 0.13%, 04/15/22 (f)	1,307,737
U.S. Treasury Securities - 29.5%
11,760,000	U.S. Treasury Note, 1.13%, 03/31/20	11,555,180
24,725,000	U.S. Treasury Note, 2.00%, 02/28/21	24,463,301
15,860,000	U.S. Treasury Note, 1.63%, 11/15/22	15,354,387
		51,372,868
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 6.2%
Federal Home Loan Mortgage Corp. - 2.2%
661,777	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	127,428
433,669	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 11/15/43	65,909
276,392	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 08/15/45	49,705
27,167	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	27,258
360,192	Federal Home Loan Mortgage Corp. REMIC, 2.25%, 03/15/30	355,846

Principal Amount	Security Description	Value
$873,949	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 09/15/37	$876,096
579,833	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 04/15/37	579,262
600,222	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	607,209
521,956	Federal Whole Loan Securities Trust, 3.50%, 05/25/47	520,869
633,776	FRESB Mortgage Trust, 2.16%, 04/25/22 (c)	620,971
		3,830,553
Federal National Mortgage Association - 0.8%
459,717	Federal National Mortgage Association, 3.00%, 10/01/26	461,298
2,079,396	Federal National Mortgage Association Interest Only, 0.67%, 02/25/22 (c)	34,398
2,496,575	Federal National Mortgage Association Interest Only, 0.21%, 01/25/22 (c)	14,778
2,857,732	Federal National Mortgage Association Interest Only, 0.37%, 07/25/22 (c)	30,283
635,187	Federal National Mortgage Association Interest Only, 2.63%, 01/25/39 (c)	56,981
81,181	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	81,830
10,407	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	10,410
37,426	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	37,270
348,693	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	352,617
336,860	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	329,254
		1,409,119
Government National Mortgage Association - 3.2%
139,002	Government National Mortgage Association, 7.25%, 09/15/31	139,020
181,498	Government National Mortgage Association, 7.00%, 01/15/33	181,528
124,181	Government National Mortgage Association, 5.60%, 08/15/34	124,162
387,681	Government National Mortgage Association, 5.13%, 11/15/34	387,658
1,157,505	Government National Mortgage Association, 7.13%, 04/15/35	1,236,209
1,492,126	Government National Mortgage Association, 6.30%, 12/15/40	1,491,542
410,625	Government National Mortgage Association REMIC, 3.50%, 10/16/44 (c)	410,165
1,164,904	Government National Mortgage Association REMIC, 3.25%, 11/16/52 (c)	1,149,823

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$15,119	Government National Mortgage Association REMIC, 4.90%, 06/20/61 (c)	$15,177
432,879	Government National Mortgage Association REMIC, 2.67%, 02/16/44	429,151
		5,564,435
Total Government & Agency Obligations (Cost $64,147,335)		63,729,712

Shares	Security Description	Value
Preferred Stocks - 0.2%

Financials - 0.2%
550	U.S. Bancorp, Series A (USD 3 Month LIBOR + 1.02%) (callable at 1,000 beginning 01/31/19), 3.50% (a)(e)	407,000
Total Preferred Stocks (Cost $564,327)		407,000

Short-Term Investments - 1.3%

Investment Company - 1.3%
2,319,973	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.27% (g)	2,319,973
Total Short-Term Investments (Cost $2,319,973)		2,319,973
Investments, at value - 99.7% (Cost $175,264,243)		173,700,514
Other assets in excess of liabilities - 0.3%		445,626
NET ASSETS - 100.0%		$174,146,140

(a)	Floating rate security. Rate presented is as of December 31, 2018.
(b)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of December 31, 2018, the aggregate value of these liquid securities were $35,123,157 or 20.2% of net assets.
(c)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2018.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2018.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 27.1%
Asset Backed Securities - 9.2%
$1,455,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	$1,429,070
1,475,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,462,477
1,197,874	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.49%, 07/25/26 (a)(b)	1,197,760
650,356	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.49%, 12/24/33 (a)(b)	647,104
624,770	Preferred Term Securities XXIV, Ltd./ Preferred Term Securities XXIV, Inc. (USD 3 Month LIBOR + 0.30%), 3.09%, 03/22/37 (a)(b)	570,415
1,725,064	Seasoned Credit Risk Transfer Trust, 3.50%, 11/25/57	1,725,869
1,320,268	SLM Student Loan Trust (USD 3 Month LIBOR + 1.00%), 3.49%, 10/25/21 (b)	1,322,231
2,009,587	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 4.14%, 07/25/22 (b)	2,034,771
905,177	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 3.99%, 04/25/23 (b)	909,903
875,000	Sofi Consumer Loan Program Trust, 3.35%, 04/26/27 (a)	873,762
657,948	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (a)	652,106
495,040	SoFi Consumer Loan Program Trust, 2.50%, 05/26/26 (a)	489,318
1,230,000	Sofi Professional Loan Program, LLC, 2.49%, 01/25/36 (a)	1,212,151
1,315,000	SoFi Professional Loan Program, LLC, 2.34%, 04/25/33 (a)	1,291,423
837,958	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (a)	839,267
384,679	Vantage Data Centers Issuer, LLC, 4.20%, 11/16/43 (a)	384,679
		17,042,306
Non-Agency Commercial Mortgage Backed Securities - 6.5%
1,200,000	American Tower Trust #1, 3.07%, 03/15/23 (a)	1,181,357
960,000	CD Commercial Mortgage Trust, 4.21%, 08/15/51	1,004,719
590,000	CFCRE Commercial Mortgage Trust REMIC, 3.83%, 12/15/47	596,098

Principal Amount	Security Description	Value
$2,822,814	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.80%, 09/10/45 (a)(c)	$141,115
1,209,126	COMM Mortgage Trust Interest Only REMIC, 1.07%, 03/10/46 (c)	34,399
1,620,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 3.39%, 11/15/36 (a)(b)	1,600,258
40,588	DBUBS Mortgage Trust Interest Only REMIC, 0.34%, 08/10/44 (a)(c)	262
215,428,502	FREMF Mortgage Trust, 0.10%, 08/25/44 (a)	460,845
6,622,616	GS Mortgage Securities Trust Interest Only REMIC, 1.34%, 08/10/44 (a)(c)	179,298
231,844	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	231,174
1,250,000	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (a)(c)	1,241,175
975,000	Morgan Stanley Capital I Trust, 3.30%, 06/15/50	972,391
830,000	UBS Commercial Mortgage Trust, 4.19%, 08/15/51	862,253
887,215	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 1.78%, 10/15/45 (a)(c)	48,180
677,242	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	668,869
3,032,878	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 1.88%, 11/15/45 (a)(c)	178,274
834,640	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	828,360
1,735,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,750,844
		11,979,871
Non-Agency Residential Mortgage Backed Securities - 11.4%
503,795	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.58%), 3.38%, 12/25/33 (a)(b)	494,101
597,435	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.83%, 05/28/44 (b)	593,033
811,199	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 1.88%), 4.38%, 08/28/44 (b)	807,932
560,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.61%, 04/28/39 (b)	558,233
10,918	Citicorp Residential Mortgage Trust REMIC, 5.23%, 07/25/36 (d)	11,057

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$1,064,243	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(c)	$1,084,644
211,707	Citigroup Mortgage Loan Trust, Inc. REMIC, 6.50%, 07/25/34	233,717
32,314	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	32,704
8,278	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	7,806
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 3.26%, 02/25/33 (b)	161,374
295,691	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.58%, 12/25/37 (a)(d)	300,344
717,742	CSMLT Trust, 3.00%, 10/25/30 (a)(c)	697,177
961,890	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (a)(c)	954,420
788,970	Flagstar Mortgage Trust, 3.50%, 10/25/47 (a)(c)	784,569
474,781	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 3.01%, 05/25/36 (a)(b)	469,517
164,171	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.74%, 07/25/36 (b)	163,892
1,104,834	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	1,095,769
864,941	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	853,543
37,011	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	37,091
630,343	Mill City Mortgage Loan Trust, 2.75%, 11/25/58 (a)(c)	619,665
794,429	New Residential Mortgage Loan Trust, 4.00%, 12/25/57 (a)(c)	798,212
396,387	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(c)	396,052
395,753	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(c)	396,717
803,789	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(c)	803,911
161,017	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 4.23%, 03/25/35 (b)	162,246
13,711	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 10.16%, 03/25/20 (b)	13,714

Principal Amount	Security Description	Value
$41,132	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	$40,499
28,882	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	29,636
24,177	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (c)	24,621
407,301	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	410,772
919,161	Seasoned Credit Risk Transfer Trust, 2.25%, 05/25/57 (d)	898,530
1,277,917	Sequoia Mortgage Trust REMIC, 3.50%, 03/25/48 (a)(c)	1,266,216
952,564	Sequoia Mortgage Trust REMIC, 3.50%, 05/25/48 (a)(c)	944,774
869,519	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(c)	861,944
966,768	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (a)(c)	962,717
717,689	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(c)	715,706
557,839	Towd Point Mortgage Trust REMIC, 2.75%, 10/25/56 (a)(c)	545,609
604,805	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(c)	591,440
1,284,900	Wells Fargo Mortgage Backed Securities, 3.50%, 07/25/47 (a)(c)	1,269,535
		21,093,439
Total Non-U.S. Government Agency Asset Backed Securities (Cost $50,475,892)		50,115,616
Corporate Bonds - 29.5%
Consumer Discretionary - 6.3%
1,010,000	AMC Networks, Inc., 4.75%, 12/15/22	987,275
1,190,000	CBS Corp., 4.00%, 01/15/26	1,153,447
370,000	Comcast Corp., 4.15%, 10/15/28	375,940
770,000	Comcast Corp., Class A, 3.30%, 02/01/27	734,252
1,229,000	Dollar General Corp., 3.25%, 04/15/23	1,201,539
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	656,250
580,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	549,550
920,000	Levi Strauss & Co., 5.00%, 05/01/25	899,300
615,000	Newell Brands, Inc., 4.00%, 06/15/22	610,234
410,000	Newell Brands, Inc., 4.20%, 04/01/26	400,894
1,035,000	NIKE, Inc., 3.88%, 11/01/45	991,260
860,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	842,800
1,197,000	The Walt Disney Co., Class E, 4.13%, 12/01/41	1,190,506
1,065,000	Whirlpool Corp., 4.70%, 06/01/22	1,089,772
		11,683,019

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Consumer Staples - 2.1%
$1,270,000	Anheuser-Busch Cos., LLC/Anheuser- Busch InBev Worldwide, Inc., 3.65%, 02/01/26 (a)	$1,200,455
1,100,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,081,771
530,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	547,225
895,000	Walmart, Inc., 3.70%, 06/26/28	908,588
		3,738,039
Energy - 1.1%
800,000	ConocoPhillips Co., 4.95%, 03/15/26	856,509
1,150,000	EOG Resources, Inc., 4.15%, 01/15/26	1,180,874
		2,037,383
Financials - 11.2%
1,235,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.50%, 01/15/25	1,127,250
362,210	Altitude Investments 16, LLC, 2.49%, 03/14/26	358,571
1,197,000	Bank of America Corp., MTN, 4.13%, 01/22/24	1,213,229
1,045,000	CBRE Services, Inc., 5.25%, 03/15/25	1,089,032
1,220,000	Citigroup, Inc., 3.89%, 01/10/28 (c)	1,173,531
920,000	CME Group, Inc., 3.00%, 03/15/25	896,204
494,000	Crown Castle International Corp., 4.88%, 04/15/22	508,295
1,074,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,101,921
750,000	Intercontinental Exchange, Inc., 4.25%, 09/21/48	735,011
1,295,000	JPMorgan Chase & Co., 3.20%, 06/15/26	1,220,210
1,155,000	KeyCorp, MTN, 2.90%, 09/15/20	1,147,199
1,195,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,192,825
1,030,000	Prudential Financial, Inc., MTN, 7.38%, 06/15/19	1,048,683
1,210,000	Regions Financial Corp., 3.80%, 08/14/23	1,212,088
1,190,000	The Charles Schwab Corp., 3.85%, 05/21/25	1,214,348
1,097,000	The Chubb Corp., 6.80%, 11/15/31	1,414,530
1,240,000	The Goldman Sachs Group, Inc., 3.85%, 01/26/27	1,167,024
1,270,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30%, 10/15/49 (c)(e)	1,193,800
1,280,000	Wells Fargo & Co., 3.00%, 04/22/26	1,193,356

Principal Amount	Security Description	Value
$454,000	Wells Fargo & Co., Series K (callable at 100 beginning 03/15/19), 6.56%, 03/15/49 (c)(e)	$451,163
		20,658,270
Health Care - 0.6%
1,109,000	Becton Dickinson and Co., 3.73%, 12/15/24	1,071,204
Industrials - 2.5%
1,200,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	1,238,625
1,050,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	1,066,748
1,037,000	Raytheon Co., 4.88%, 10/15/40	1,153,229
1,123,000	Textron, Inc., 3.65%, 03/01/21	1,128,820
		4,587,422
Information Technology - 2.2%
1,108,000	eBay, Inc., 3.60%, 06/05/27	1,034,537
856,000	Harman International Industries, Inc., 4.15%, 05/15/25	858,094
1,035,000	Oracle Corp., 5.38%, 07/15/40	1,144,965
1,050,000	QUALCOMM, Inc., 3.25%, 05/20/27	981,242
		4,018,838
Materials - 1.1%
1,126,000	Albemarle Corp., 5.45%, 12/01/44	1,126,960
959,000	The Mosaic Co., 5.45%, 11/15/33	986,479
		2,113,439
Real Estate - 0.6%
1,110,000	National Retail Properties, Inc., 4.30%, 10/15/28	1,116,149
Telecommunication Services - 1.2%
1,180,000	AT&T, Inc., 5.15%, 03/15/42	1,103,531
1,264,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,184,209
		2,287,740
Utilities - 0.6%
954,000	PacifiCorp, 6.25%, 10/15/37	1,191,105
Total Corporate Bonds (Cost $55,768,583)		54,502,608
Government & Agency Obligations - 42.0%
GOVERNMENT SECURITIES - 14.4%
Municipals - 1.6%
356,145	Florida Housing Finance Corp., Florida RB FHLMC, 3.00%, 01/01/36	346,355
295,000	Montana Board of Housing, Montana RB, 2.38%, 06/01/20	295,330
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	632,958
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	425,466

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	$232,425
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	255,004
240,000	University of Michigan, Michigan RB, 6.01%, 04/01/25	241,771
410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	526,026
		2,955,335
Treasury Inflation Index Securities - 1.7%
1,958,402	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (f)	2,051,135
1,116,640	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	1,084,576
		3,135,711
U.S. Treasury Securities - 11.1%
1,985,000	U.S. Treasury Bond, 4.75%, 02/15/37	2,532,388
10,185,000	U.S. Treasury Bond, 3.63%, 08/15/43	11,293,338
1,000,000	U.S. Treasury Note, 1.13%, 03/31/20	982,583
1,200,000	U.S. Treasury Note, 1.63%, 11/15/22	1,161,744
4,635,000	U.S. Treasury Note, 2.13%, 05/15/25	4,511,535
		20,481,588
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 27.6%
Federal Home Loan Mortgage Corp. - 10.9%
468,596	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	489,851
404,472	Federal Home Loan Mortgage Corp., 4.50%, 08/01/31	422,829
955,000	Federal Home Loan Mortgage Corp., 3.46%, 11/25/32	937,354
771,430	Federal Home Loan Mortgage Corp., 4.50%, 01/01/41	807,974
2,179,219	Federal Home Loan Mortgage Corp., 3.00%, 07/01/43	2,141,452
1,166,731	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	1,196,212
1,959,765	Federal Home Loan Mortgage Corp., 4.00%, 12/01/45	2,012,282
38,182	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	38,655
930,000	Federal Home Loan Mortgage Corp., 3.78%, 10/25/28 (c)	960,704
1,628,990	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	313,668
2,822,583	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.43%, 01/25/19 (c)	28
170,780	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	171,324

Principal Amount	Security Description	Value
$357,850	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	$361,821
917,974	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	946,817
324,170	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	332,473
362,743	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	366,966
530,333	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	540,937
334,276	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	337,480
1,212,138	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	1,229,479
1,746,417	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 01/15/55	1,766,402
719,348	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/43	746,256
960,000	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/37	952,589
520,000	FRESB Mortgage Trust, 3.70%, 10/25/28 (c)	527,739
1,693,300	Seasoned Credit Risk Transfer Trust, 4.50%, 06/25/57	1,740,035
851,313	Seasoned Credit Risk Transfer Trust, 2.75%, 07/25/56 (d)	844,903
		20,186,230
Federal National Mortgage Association - 16.2%
2,226,407	Federal National Mortgage Association, 3.31%, 01/01/33	2,152,273
1,057,006	Federal National Mortgage Association, 5.80%, 12/01/33	1,054,663
212,305	Federal National Mortgage Association, 5.00%, 08/01/34	225,487
15,231	Federal National Mortgage Association, 5.50%, 08/01/37	16,125
66,439	Federal National Mortgage Association, 6.00%, 09/01/38	72,468
153,776	Federal National Mortgage Association, 4.50%, 06/01/39	161,097
331,756	Federal National Mortgage Association, 4.50%, 01/01/40	348,571
201,326	Federal National Mortgage Association, 4.50%, 12/01/40	210,976
742,167	Federal National Mortgage Association, 4.00%, 04/01/41	763,425
219,483	Federal National Mortgage Association, 4.00%, 02/01/42	226,009
1,346,243	Federal National Mortgage Association, 3.75%, 04/01/43	1,341,835
778,685	Federal National Mortgage Association, 3.00%, 07/01/43	766,060

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$1,063,115	Federal National Mortgage Association, 4.00%, 10/01/43	$1,091,328
1,147,440	Federal National Mortgage Association, 4.50%, 08/01/44	1,204,114
2,051,400	Federal National Mortgage Association, 4.00%, 11/01/44	2,105,876
840,737	Federal National Mortgage Association, 3.50%, 06/01/45	844,955
3,196,175	Federal National Mortgage Association, 4.00%, 04/01/46	3,261,833
1,016,948	Federal National Mortgage Association, 3.50%, 11/01/47	1,020,483
408,114	Federal National Mortgage Association, 4.16%, 08/01/21	416,304
31,146	Federal National Mortgage Association, 7.50%, 08/01/22	31,368
34,330	Federal National Mortgage Association, 4.00%, 06/01/24	35,141
61,003	Federal National Mortgage Association, 4.00%, 10/01/24	62,453
911,183	Federal National Mortgage Association, 3.41%, 02/01/27	929,342
1,880,000	Federal National Mortgage Association, 3.53%, 03/01/28	1,888,359
1,975,000	Federal National Mortgage Association Interest Only, 3.49%, 01/01/35	1,902,877
1,625,021	Federal National Mortgage Association Interest Only, 0.67%, 02/25/22 (c)	26,882
4,127,836	Federal National Mortgage Association Interest Only, 0.37%, 07/25/22 (c)	43,742
986,566	Federal National Mortgage Association Interest Only, 2.63%, 01/25/39 (c)	88,502
74,559	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	74,249
315,276	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	318,825
508,925	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	528,532
288,817	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	312,456
725,015	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	738,577
689,031	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	673,473
1,106,217	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	1,081,867
1,411,882	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,416,974
1,441,272	Federal National Mortgage Association REMIC, 3.00%, 08/25/45	1,432,721

Principal Amount	Security Description	Value
$955,000	Federal National Mortgage Association REMIC, 4.00%, 11/25/37	$1,001,695
		29,871,917
Government National Mortgage Association - 0.5%
959,436	Government National Mortgage Association, 3.00%, 03/20/43	946,310
30,239	Government National Mortgage Association REMIC, 4.90%, 06/20/61 (c)	30,354
		976,664
Small Business Administration Participation Certificates - 0.0%
69,479	SBA Small Business Investment Cos., 2.88%, 09/10/21	69,510
Total Government & Agency Obligations (Cost$78,537,565)		77,676,955

Shares	Security Description	Value
Investment Company - 0.8%
154,872	Federated Institutional High-Yield Bond Fund, Institutional Shares	1,418,624
Total Investment Company (Cost $1,424,308)		1,418,624
Short-Term Investments - 0.3%

Investment Companies - 0.3%
487,709	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.27% (g)	487,709
Total Investment Companies (Cost $487,709)		487,709
Total Short-Term Investments (Cost $487,709)		487,709
Investments, at value - 99.7% (Cost $186,694,057)		184,201,512
Other assets in excess of liabilities - 0.3%		579,750
NET ASSETS - 100.0%		$184,781,262

(a)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of December 31, 2018, the aggregate value of these liquid securities were $34,995,079 or 18.9% of net assets.
(b)	Floating rate security. Rate presented is as of December 31, 2018.
(c)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2018.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2018.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

INCOME FUND

ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
Government & Agency Obligations - 97.4%

GOVERNMENT SECURITIES - 97.4%
Municipals - 97.4%
Iowa - 0.1%
$100,000	Xenia Rural Water District, Iowa RB, 3.00%, 12/01/20	$100,758
Nebraska - 96.6%
210,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.30%, 10/15/23	201,747
185,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.40%, 10/15/24	177,230
250,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.20%, 12/15/19	247,940
100,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.30%, 12/15/20	98,512
500,000	City of Bellevue NE, Nebraska GO, 1.65%, 12/15/20	497,170
215,000	City of Blair NE, Nebraska GO, 2.15%, 09/15/23	214,054
220,000	City of Blair NE, Nebraska GO, 2.30%, 09/15/24	219,650
650,000	City of Columbus NE Combined Utilities System Revenue, Nebraska RB, 5.00%, 06/15/29	773,948
630,000	City of Columbus NE Sales Tax Revenue, Nebraska RB, 5.00%, 09/15/23	708,334
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	350,648
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	73,469
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,528
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,552
375,000	City of La Vista NE, Nebraska COP, 3.00%, 12/15/25	383,906
195,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	194,282
235,000	City of La Vista NE, Nebraska GO, 3.00%, 09/01/27	239,606
650,000	City of Lincoln NE, Nebraska GO, 3.00%, 05/15/20	660,829

Principal Amount	Security Description	Value
$515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	$518,080
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	733,551
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	504,398
500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	513,260
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	255,077
110,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	120,734
55,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	60,795
29,000	City of Ogallala NE, Nebraska COP, 1.15%, 10/15/19	28,796
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	599,213
500,000	City of Omaha NE, Nebraska GO, 5.00%, 01/15/29	590,460
500,000	City of Omaha NE, Nebraska GO, 6.50%, 12/01/30	676,485
200,000	City of Omaha NE, Nebraska GO, 5.00%, 05/01/33	228,208
500,000	City of Omaha NE, Nebraska GO, 4.00%, 04/15/20	513,820
470,000	City of Omaha NE, Nebraska GO, 4.00%, 04/15/22	501,109
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	207,763
355,000	City of Omaha NE, Nebraska Special Tax Bond, 5.00%, 01/15/28	420,363
200,000	City of Omaha NE Sewer Revenue, Nebraska RB, 5.00%, 04/01/24	228,440
350,000	City of Papillion NE, Nebraska GO, 3.00%, 09/15/26	358,834
285,000	City of Papillion NE, Nebraska GO, 3.00%, 09/15/27	290,880
105,000	City of Papillion NE Water Revenue, Nebraska RB, 1.80%, 10/01/20	105,161
105,000	City of Papillion NE Water Revenue, Nebraska RB, 2.05%, 10/01/21	105,331
275,000	County of Buffalo NE, Nebraska GO, 4.00%, 12/15/31	288,612
550,000	County of Douglas NE, Nebraska RB, 5.60%, 07/01/25	579,843
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,046

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$250,000	County of Sarpy NE, Nebraska COP, 2.80%, 12/15/20	$253,593
150,000	Douglas County Hospital Authority No. 1, Nebraska RB, AMBAC, 5.25%, 09/01/21	157,678
500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	515,040
1,000,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.00%, 05/15/32	1,053,450
220,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.00%, 05/15/26	256,628
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	742,117
580,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	574,803
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	251,919
65,000	Douglas County Sanitary & Improvement District No. 485, Nebraska GO, 2.65%, 10/01/20	64,954
165,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 3.65%, 11/15/32	165,104
135,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 2.75%, 11/15/25	135,045
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	100,986
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	282,873
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	200,766
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	181,108
250,000	Douglas County Sanitary & Improvement District No. 515, Nebraska GO, 3.75%, 12/15/32	246,857
95,000	Douglas County Sanitary & Improvement District No. 535, Nebraska GO, 2.55%, 10/15/20	95,079
115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	115,350

Principal Amount	Security Description	Value
$85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	$79,990
100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	94,302
180,000	Douglas County School District No. 1, Nebraska GO, 3.00%, 12/15/32	175,973
620,000	Douglas County School District No. 1, Nebraska GO, 3.13%, 12/15/33	607,271
1,500,000	Douglas County School District No. 1, Nebraska GO, 4.00%, 12/15/39	1,553,820
650,000	Douglas County School District No. 1, Nebraska GO, 4.00%, 12/15/22	667,017
700,000	Douglas County School District No. 10, Nebraska GO, 5.00%, 01/15/30	755,706
665,000	Douglas County School District No. 10, Nebraska GO, 4.00%, 12/15/34	701,302
1,430,000	Douglas County School District No. 10, Nebraska GO, 4.00%, 12/15/35	1,496,252
300,000	Douglas County School District No. 10, Nebraska GO, 5.00%, 12/15/28	363,642
350,000	Douglas County School District No. 10, Nebraska GO, 5.00%, 12/15/29	419,825
250,000	Douglas County School District No. 10, Nebraska GO, 4.00%, 01/15/32	260,812
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	711,585
47,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	46,520
265,000	Hall County School District No. 2/ Grand Island Public Schools, Nebraska GO, 5.00%, 12/15/39	297,826
185,000	Hall County School District No. 2/ Grand Island Public Schools, Nebraska GO, 4.00%, 12/15/24	196,039
400,000	Knox County School District No. 501, Nebraska GO, 2.00%, 12/15/19	394,996
900,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/27	1,095,570
500,000	Lancaster County School District 001, Nebraska GO, 4.00%, 01/15/31	549,240
750,000	Lancaster County School District No. 1, Nebraska GO, 4.00%, 01/15/26	831,735
500,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/32	530,105
200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	213,958

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	$519,560
1,000,000	Loup River Public Power District, Nebraska RB, 2.00%, 12/01/26	948,550
415,000	Metropolitan Community College Area, Nebraska COP, 4.00%, 03/01/20	425,387
500,000	Metropolitan Community College Area, Nebraska COP, 3.00%, 03/01/26	512,650
500,000	Metropolitan Utilities District of Omaha Gas System Revenue, Nebraska RB, 4.00%, 12/01/26	545,565
1,000,000	Metropolitan Utilities District of Omaha Water System Revenue, Nebraska RB, 5.00%, 12/01/21	1,086,780
180,000	Mid-Plains Community College Area Facilities Corp., Nebraska RB, 3.00%, 10/15/25	181,334
1,475,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/30	1,589,180
140,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/31	150,655
250,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.38%, 04/01/39	252,252
210,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/25	233,335
200,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/26	217,044
540,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/27	584,609
330,000	Nebraska Investment Finance Authority, Nebraska RB, 2.45%, 09/01/24	331,911
230,000	Nebraska Investment Finance Authority, Nebraska RB, 2.80%, 09/01/26	232,852
540,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 1.40%, 09/01/20	535,513
445,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 1.50%, 03/01/21	440,034
175,000	Nebraska Investment Finance Authority, Nebraska RB, 2.35%, 09/01/24	174,629
1,050,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/32	1,129,055
540,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/34	579,847
150,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/26	162,425
200,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/27	216,444
600,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/29	647,520

Principal Amount	Security Description	Value
$1,995,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/31	$2,101,812
1,000,000	Nebraska State College Facilities Corp., Nebraska RB, 5.00%, 07/15/26	1,170,680
315,000	Nebraska State Colleges, Nebraska RB, 3.00%, 07/01/25	315,085
435,000	Omaha Airport Authority, Nebraska RB, 3.75%, 01/01/19	435,000
805,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/26	815,723
285,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/20	297,688
700,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/21	750,722
1,000,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/28	1,083,270
250,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/30	299,128
205,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/31	212,878
200,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/34	206,608
190,000	Omaha Public Power District, Nebraska RB, 4.65%, 02/01/28	190,445
1,170,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/29	1,244,763
1,435,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/30	1,526,697
500,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/29	531,950
500,000	Omaha School District, Nebraska GO, 4.00%, 12/15/32	545,430
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	591,327
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	245,559
400,000	Papillion-La Vista School District No. 27, Nebraska GO, 1.75%, 12/01/22	394,724
350,000	Papillion-La Vista School District No. 27, Nebraska GO, 3.00%, 12/01/26	359,047
125,000	Platte County School District No. 1/ Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	142,882
280,000	Platte County School District No. 1/ Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	319,130
160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	159,998

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$55,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	$54,845
90,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	90,111
115,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	115,135
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	110,087
150,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	150,094
735,000	Sarpy County School District No. 37/ Gretna Public Schools, Nebraska GO, 4.00%, 12/15/24	799,408
265,000	Sarpy County School District No. 37/ Gretna Public Schools, Nebraska GO, 4.00%, 12/15/25	290,390
385,000	Scotts Bluff County School District/ Gering School District, Nebraska GO, 5.00%, 12/01/23	421,533
220,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/25	256,872
225,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/26	266,036
200,000	State of Nebraska, Nebraska COP, 1.40%, 03/15/20	197,860
200,000	State of Nebraska, Nebraska COP, 1.60%, 03/15/21	197,210
500,000	State of Nebraska, Nebraska COP, 3.00%, 12/15/22	518,510
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/24	400,677
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/25	407,915
1,000,000	University of Nebraska, Nebraska RB, 4.00%, 07/01/31	1,070,140
50,000	University of Nebraska, Nebraska RB, 4.25%, 07/01/21	50,000
85,000	University of Nebraska, Nebraska RB, 5.00%, 07/01/22	85,000
500,000	University of Nebraska Facilities Corp., Nebraska RB, 4.00%, 07/15/30	546,450
745,000	University of Nebraska Facilities Corp., Nebraska RB, 2.00%, 07/15/19	746,058
500,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 07/15/25	587,085
500,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 07/15/26	596,700

Principal Amount	Security Description	Value
$1,000,000	Village of Boys Town NE, Nebraska RB, 3.00%, 09/01/28	$1,003,320
100,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/22	108,821
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	217,282
105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	110,862
200,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/24	216,314
200,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/25	215,070
230,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/27	245,451

North Dakota - 0.7%		67,316,413
500,000	City of Fargo ND, North Dakota GO, 3.00%, 05/01/34	482,055
		67,899,226
Total Government & Agency Obligations (Cost $69,271,164)		67,899,226

Shares	Security Description	Value
Short-Term Investments - 1.9%

Investment Company - 1.9%

1,322,426	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.27% (a)
		1,322,426
Total Short-Term Investments (Cost $1,322,426)		1,322,426
Investments, at value - 99.3% (Cost $70,593,590)		69,221,652
Other assets in excess of liabilities - 0.7%		477,527
NET ASSETS - 100.0%		$69,699,179

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

AMBAC	American Municipal Bond Assurance Corporation

COP	Certificate of Participation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

RB	Revenue Bond

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 61.4%

Communication Services - 6.4%
6,300	Activision Blizzard, Inc.	$293,391
1,408	Alphabet, Inc., Class C (a)	1,458,139
20,900	Comcast Corp., Class A	711,645
5,625	Facebook, Inc., Class A (a)	737,381
16,600	Verizon Communications, Inc.	933,252
		4,133,808
Consumer Discretionary - 6.1%
545	Amazon.com, Inc. (a)	818,574
300	Booking Holdings, Inc. (a)	516,726
6,900	NIKE, Inc., Class B	511,566
1,440	O'Reilly Automotive, Inc. (a)	495,835
4,150	Royal Caribbean Cruises, Ltd.	405,828
1,600	Starbucks Corp.	103,040
4,550	The Home Depot, Inc.	781,781
1,440	Ulta Beauty, Inc. (a)	352,570
		3,985,920
Consumer Staples - 4.1%
11,500	Church & Dwight Co., Inc.	756,240
2,500	Constellation Brands, Inc., Class A	402,050
3,050	Costco Wholesale Corp.	621,315
3,400	Ingredion, Inc.	310,760
7,980	Lamb Weston Holdings, Inc.	587,009
		2,677,374
Energy - 2.9%
2,400	Diamondback Energy, Inc.	222,480
4,050	EOG Resources, Inc.	353,201
8,500	Exxon Mobil Corp.	579,615
5,650	Occidental Petroleum Corp.	346,797
3,600	Phillips 66	310,140
2,000	Schlumberger, Ltd.	72,160
		1,884,393
Financials - 8.3%
1,010	BlackRock, Inc.	396,748
10,700	CenterState Banks, Inc.	225,128
4,050	Chubb, Ltd.	523,179
3,450	CME Group, Inc.	649,014
9,800	First American Financial Corp.	437,472
24,400	Huntington Bancshares, Inc.	290,848
11,300	JPMorgan Chase & Co.	1,103,106
20,700	KeyCorp	305,946
14,400	Manulife Financial Corp.	204,336
5,600	Northern Trust Corp.	468,104
8,700	U.S. Bancorp	397,590
8,200	Wells Fargo & Co.	377,856
		5,379,327
Health Care - 10.1%
7,600	AMN Healthcare Services, Inc. (a)	430,616
8,200	Baxter International, Inc.	539,724
1,600	Biogen, Inc. (a)	481,472
17,400	Boston Scientific Corp. (a)	614,916

Shares	Security Description	Value
3,900	Celgene Corp. (a)	$249,951
1,600	Centene Corp. (a)	184,480
3,400	Cigna Corp.	645,728
3,400	Edwards Lifesciences Corp. (a)	520,778
7,500	Eli Lilly & Co.	867,900
2,900	Laboratory Corp. of America Holdings (a)	366,444
4,739	LHC Group, Inc. (a)	444,897
3,300	Thermo Fisher Scientific, Inc.	738,507
5,800	Zoetis, Inc.	496,132
		6,581,545
Industrials - 5.9%
2,500	FedEx Corp.	403,325
8,100	Fortune Brands Home & Security, Inc.	307,719
9,600	KAR Auction Services, Inc.	458,112
7,700	MasTec, Inc. (a)	312,312
3,900	Quanta Services, Inc.	117,390
2,550	Raytheon Co.	391,043
1,610	Roper Technologies, Inc.	429,097
9,400	Southwest Airlines Co.	436,912
9,000	The Timken Co.	335,880
7,300	Waste Management, Inc.	649,627
		3,841,417
Information Technology - 11.2%
2,200	Adobe Systems, Inc. (a)	497,728
9,500	Apple, Inc.	1,498,530
2,400	Broadcom, Inc.	610,272
4,700	CDW Corp.	380,935
17,100	Cisco Systems, Inc.	740,943
3,400	Citrix Systems, Inc.	348,364
2,100	FleetCor Technologies, Inc. (a)	390,012
3,700	Mastercard, Inc., Class A	698,005
5,300	Microchip Technology, Inc.	381,176
16,900	Microsoft Corp.	1,716,533
		7,262,498
Materials - 1.9%
8,600	Berry Global Group, Inc. (a)	408,758
5,900	FMC Corp.	436,364
2,200	Martin Marietta Materials, Inc.	378,114
		1,223,236
Real Estate - 2.3%
4,800	American Tower Corp. REIT	759,312
12,100	First Industrial Realty Trust, Inc. REIT	349,206
4,100	Sun Communities, Inc. REIT	417,011
		1,525,529
Utilities - 2.2%
5,000	Atmos Energy Corp.	463,600
3,700	NextEra Energy, Inc.	643,134
4,600	Southwest Gas Holdings, Inc.	351,900
		1,458,634
Total Common Stocks (Cost $29,490,936)		39,953,681

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 4.9%

Asset Backed Securities - 2.3%
$380,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	$373,228
97,815	Canadian Pacer Auto Receivables Trust, 2.55%, 10/21/19 (b)	97,758
156,645	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.49%, 07/25/26 (b)(c)	156,630
106,789	Missouri Higher Education Loan Authority (USD 1 Month LIBOR + 0.83%), 3.15%, 01/26/26 (c)	106,770
117,476	Pennsylvania Higher Education (USD 3 Month LIBOR + 1.10%), 3.47%, 06/25/38 (b)(c)	119,350
119,992	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.49%, 12/24/33 (b)(c)	119,392
225,498	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 4.14%, 07/25/22 (c)	228,324
182,845	Sofi Professional Loan Program Trust, 2.64%, 08/25/47 (b)	181,989
99,167	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (b)	99,322
44,963	Vantage Data Centers Issuer, LLC, 4.20%, 11/16/43 (b)	44,962
		1,527,725
Non-Agency Commercial Mortgage Backed Securities - 1.0%
375,000	American Tower Trust #1, 3.07%, 03/15/23 (b)	369,174
125,000	CD Commercial Mortgage Trust, 4.21%, 08/15/51	130,823
26,605,878	FREMF Mortgage Trust, 0.10%, 08/25/44 (b)	56,915
75,000	UBS Commercial Mortgage Trust, 4.19%, 08/15/51	77,915
		634,827
Non-Agency Residential Mortgage Backed Securities - 1.6%
119,709	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.58%), 3.38%, 12/25/33 (b)(c)	117,406
160,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.61%, 04/28/39 (c)	159,495
47,947	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(d)	48,866
138,734	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (b)(d)	137,657

Principal Amount	Security Description	Value
$205,830	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 3.01%, 05/25/36 (b)(c)	$203,548
13,892	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	13,922
79,196	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)(d)	79,208
68,820	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(d)	68,629
232,270	Wells Fargo Mortgage Backed Securities, 3.50%, 07/25/47 (b)(d)	229,493
		1,058,224
Total Non-U.S. Government Agency Asset Backed Securities (Cost $3,205,200)		3,220,776
Corporate Bonds - 10.8%
Communication Services - 0.9%
348,000	AT&T, Inc., 4.30%, 02/15/30	329,078
237,000	Verizon Communications, Inc., 4.33%, 09/21/28	238,121
		567,199
Consumer Discretionary - 1.3%
330,000	CBS Corp., 4.00%, 01/15/26	319,863
200,000	Dollar General Corp., 3.25%, 04/15/23	195,531
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	93,750
50,000	Newell Brands, Inc., 4.20%, 04/01/26	48,890
215,000	Whirlpool Corp., 4.70%, 06/01/22	220,001
		878,035
Consumer Staples - 1.0%
255,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26 (b)	241,036
175,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	172,100
185,000	Walmart, Inc., 3.40%, 06/26/23	186,895
		600,031
Energy - 0.3%
212,000	EOG Resources, Inc., 4.15%, 01/15/26	217,692
Financials - 5.1%
230,000	Bank of America Corp., MTN, 4.13%, 01/22/24	233,118
180,000	CBRE Services, Inc., 5.25%, 03/15/25	187,584
240,000	Citigroup, Inc., 3.89%, 01/10/28 (d)	230,859
395,000	CME Group, Inc., 3.00%, 03/15/25	384,783
175,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	179,549
245,000	Intercontinental Exchange, Inc., 3.75%, 12/01/25	246,048
230,000	JPMorgan Chase & Co., 3.25%, 09/23/22	228,162

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
$260,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	$259,527
190,000	Prudential Financial, Inc., MTN, 7.38%, 06/15/19	193,446
235,000	Regions Financial Corp., 3.80%, 08/14/23	235,405
220,000	The Charles Schwab Corp., 3.85%, 05/21/25	224,501
265,000	The Goldman Sachs Group, Inc., 3.00%, 04/26/22	256,626
130,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30%, 10/15/49 (d)(e)	122,200
270,000	Wells Fargo & Co., 3.00%, 04/22/26	251,724
		3,233,532
Health Care - 0.2%
132,000	Becton Dickinson and Co., 3.73%, 12/15/24	127,501
Industrials - 0.8%
150,000	Roper Technologies, Inc., 2.80%, 12/15/21	146,945
200,000	Textron, Inc., 3.65%, 03/01/21	201,037
225,000	Union Pacific Corp., 3.95%, 09/10/28	224,834
		572,816
Information Technology - 0.9%
240,000	eBay, Inc., 3.60%, 06/05/27	224,087
200,000	Oracle Corp., 3.40%, 07/08/24	199,588
185,000	QUALCOMM, Inc., 3.45%, 05/20/25	178,073
		601,748
Materials - 0.3%
209,000	Albemarle Corp., 4.15%, 12/01/24	211,687
Total Corporate Bonds (Cost $7,154,625)		7,010,241
Government & Agency Obligations - 20.3%
GOVERNMENT SECURITIES - 19.6%
Municipals - 1.4%
350,000	California State University, California RB, 5.45%, 11/01/22	381,941
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	260,312
200,000	Santa Monica Community College District, California GO, 5.73%, 08/01/24	208,590
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	107,318
		958,161
Treasury Inflation Index Securities - 1.2%
110,192	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (f)	115,377

Principal Amount	Security Description	Value
$680,944	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	$661,591
		776,968
U.S. Treasury Securities - 17.0%
380,000	U.S. Treasury Note, 1.25%, 01/31/19	379,674
4,075,000	U.S. Treasury Note, 2.00%, 02/28/21	4,031,869
3,655,000	U.S. Treasury Note, 1.63%, 11/15/22	3,538,479
3,200,000	U.S. Treasury Note, 2.13%, 05/15/25	3,114,760
		11,064,782
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. - 0.4%
115,000	Federal Home Loan Mortgage Corp., 3.78%, 10/25/28 (d)	118,797
148,141	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	152,795
		271,592
Federal National Mortgage Association - 0.3%
78,943	Federal National Mortgage Association, 3.50%, 12/01/26	79,922
104,631	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	102,268
		182,190
Total Government & Agency Obligations (Cost $13,228,380)		13,253,693

Shares	Security Description	Value
Short-Term Investments - 2.3%
Investment Company - 2.3%
1,481,084	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.27% (g)	1,481,084
Total Short-Term Investments (Cost $1,481,084)		1,481,084
Investments, at value - 99.7% (Cost $54,560,225)		64,919,475
Other assets in excess of liabilities - 0.3%		170,931
NET ASSETS - 100.0%		$65,090,406

(a)	Non-income producing security.
(b)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of December 31, 2018, the aggregate value of these liquid securities were $2,838,313 or 4.4% of net assets.
(c)	Floating rate security. Rate presented is as of December 31, 2018.
(d)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2018.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

BALANCED FUND

ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 98.7%

Communication Services - 3.9%
10,900	IAC/InterActiveCorp. (a)	$1,995,136
14,800	IMAX Corp. (a)	278,388
4,400	The Madison Square Garden Co., Class A (a)	1,177,880
36,300	Twitter, Inc. (a)	1,043,262
		4,494,666
Consumer Discretionary - 14.3%
14,800	Advance Auto Parts, Inc.	2,330,408
21,300	At Home Group, Inc. (a)	397,458
5,300	Carter's, Inc.	432,586
24,900	Dollar General Corp.	2,691,192
18,900	DR Horton, Inc.	655,074
15,000	Five Below, Inc. (a)	1,534,800
11,200	Grand Canyon Education, Inc. (a)	1,076,768
500	Mohawk Industries, Inc. (a)	58,480
6,500	O'Reilly Automotive, Inc. (a)	2,238,145
25,500	Restaurant Brands International, Inc.	1,333,650
27,600	Ross Stores, Inc.	2,296,320
5,300	Ulta Beauty, Inc. (a)	1,297,652
10,600	Yum China Holdings, Inc.	355,418
		16,697,951
Consumer Staples - 4.2%
30,500	Church & Dwight Co., Inc.	2,005,680
19,490	Lamb Weston Holdings, Inc.	1,433,685
16,300	Post Holdings, Inc. (a)	1,452,819
		4,892,184
Energy - 2.0%
31,000	Apergy Corp. (a)	839,480
11,900	Concho Resources, Inc. (a)	1,223,201
3,200	Diamondback Energy, Inc.	296,640
		2,359,321
Financials - 6.4%
24,870	E*TRADE Financial Corp.	1,091,296
7,400	FactSet Research Systems, Inc.	1,480,962
6,600	First American Financial Corp.	294,624
71,800	KeyCorp	1,061,204
18,320	NASDAQ, Inc.	1,494,362
14,800	Northern Trust Corp.	1,237,132
35,300	OneMain Holdings, Inc. (a)	857,437
		7,517,017
Health Care - 14.3%
7,200	Bio-Techne Corp.	1,041,984
13,600	Centene Corp. (a)	1,568,080
11,000	Edwards Lifesciences Corp. (a)	1,684,870
20,600	Incyte Corp. (a)	1,309,954
16,800	Insulet Corp. (a)	1,332,576
13,400	Intercept Pharmaceuticals, Inc. (a)	1,350,586

Shares	Security Description	Value
14,300	LHC Group, Inc. (a)	$1,342,484
14,200	PerkinElmer, Inc.	1,115,410
13,300	Sarepta Therapeutics, Inc. (a)	1,451,429
18,500	Seattle Genetics, Inc. (a)	1,048,210
6,140	Teleflex, Inc.	1,587,067
7,200	The Cooper Cos., Inc.	1,832,400
		16,665,050
Industrials - 16.7%
5,900	Cintas Corp.	991,141
17,500	Crane Co.	1,263,150
9,394	Dover Corp.	666,504
12,500	EnerSys	970,125
14,700	Harris Corp.	1,979,355
33,200	ITT, Inc.	1,602,564
28,300	KAR Auction Services, Inc.	1,350,476
8,400	L3 Technologies, Inc.	1,458,744
30,000	MasTec, Inc. (a)	1,216,800
11,100	Old Dominion Freight Line, Inc.	1,370,739
20,100	Oshkosh Corp.	1,232,331
55,800	Quanta Services, Inc.	1,679,580
4,900	Roper Technologies, Inc.	1,305,948
32,400	The Timken Co.	1,209,168
20,900	XPO Logistics, Inc. (a)	1,192,136
		19,488,761
Information Technology - 29.3%
22,400	Akamai Technologies, Inc. (a)	1,368,192
14,600	Analog Devices, Inc.	1,253,118
13,200	Autodesk, Inc. (a)	1,697,652
10,900	Broadridge Financial Solutions, Inc.	1,049,125
15,900	CDK Global, Inc.	761,292
19,500	CDW Corp.	1,580,475
15,600	Citrix Systems, Inc.	1,598,376
3,600	CommScope Holding Co., Inc. (a)	59,004
6,750	DXC Technology Co.	358,897
82,400	First Data Corp., Class A (a)	1,393,384
31,000	Fiserv, Inc. (a)	2,278,190
10,340	FleetCor Technologies, Inc. (a)	1,920,345
25,100	Fortinet, Inc. (a)	1,767,793
41,700	Inphi Corp. (a)	1,340,655
8,800	Jack Henry & Associates, Inc.	1,113,376
7,700	Lam Research Corp.	1,048,509
13,900	Microchip Technology, Inc.	999,688
22,200	Paychex, Inc.	1,446,330
67,400	Pure Storage, Inc., Class A (a)	1,083,792
12,300	ServiceNow, Inc. (a)	2,190,015
15,700	Splunk, Inc. (a)	1,646,145
42,100	SS&C Technologies Holdings, Inc.	1,899,131
24,400	Twilio, Inc. (a)	2,178,920
13,600	Zebra Technologies Corp. (a)	2,165,528
		34,197,932

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Materials - 3.6%
16,800	FMC Corp.	$1,242,528
31,400	Graphic Packaging Holding Co.	334,096
6,000	Martin Marietta Materials, Inc.	1,031,220
153,800	Platform Specialty Products Corp. (a)	1,588,754
		4,196,598
Real Estate - 3.4%
23,900	American Homes 4 Rent, Class A REIT	474,415
25,800	CBRE Group, Inc., Class A (a)	1,033,032
11,915	Digital Realty Trust, Inc. REIT	1,269,543
11,380	Sun Communities, Inc. REIT	1,157,460
		3,934,450
Utilities - 0.6%
6,900	Atmos Energy Corp.	639,768
Total Common Stocks (Cost $89,461,192)		115,083,698
Investments, at value - 98.7% (Cost $89,461,192)		115,083,698
Other assets in excess of liabilities - 1.3%		1,492,913
NET ASSETS - 100.0%		$116,576,611

(a)	Non-income producing security.

REIT	Real Estate Investment Trust

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 94.8%
Communication Services - 3.6%
363,400	MSG Networks, Inc., Class A (a)	$8,561,704
172,200	Nexstar Media Group, Inc., Class A	13,541,808
		22,103,512
Consumer Discretionary - 7.6%
177,600	Big Lots, Inc.	5,136,192
136,500	Dave & Buster's Entertainment, Inc.	6,082,440
178,200	Dorman Products, Inc. (a)	16,041,564
218,700	La-Z-Boy, Inc.	6,060,177
139,000	Standard Motor Products, Inc.	6,731,770
119,500	Sturm Ruger & Co., Inc.	6,359,790
		46,411,933
Energy - 3.6%
1,200,300	Callon Petroleum Co. (a)	7,789,947
503,500	Carrizo Oil & Gas, Inc. (a)	5,684,515
537,700	Matador Resources Co. (a)	8,350,481
		21,824,943
Financials - 19.5%
165,100	Argo Group International Holdings, Ltd.	11,102,975
287,400	Carolina Financial Corp.	8,504,166
206,300	Columbia Banking System, Inc.	7,486,627
210,300	Great Western Bancorp, Inc.	6,571,875
211,600	Mercantile Bank Corp.	5,979,816
661,500	Old National Bancorp	10,187,100
290,600	Selective Insurance Group, Inc.	17,709,164
148,200	South State Corp.	8,884,590
269,900	Stifel Financial Corp.	11,179,258
144,600	UMB Financial Corp.	8,816,262
347,100	Union Bankshares Corp.	9,798,633
414,900	United Bankshares, Inc.	12,907,539
		119,128,005
Health Care - 13.9%
346,300	AMN Healthcare Services, Inc. (a)	19,621,358
313,500	AngioDynamics, Inc. (a)	6,310,755
179,600	Cambrex Corp. (a)	6,781,696
69,300	Emergent BioSolutions, Inc. (a)	4,108,104
241,900	Integra LifeSciences Holdings Corp. (a)	10,909,690
147,000	LHC Group, Inc. (a)	13,800,360
66,400	Masimo Corp. (a)	7,129,368
200,300	Omnicell, Inc. (a)	12,266,372
187,700	Varex Imaging Corp. (a)	4,444,736
		85,372,439
Industrials - 15.3%
142,600	American Woodmark Corp. (a)	7,939,968
198,800	Barnes Group, Inc.	10,659,656
237,900	Forward Air Corp.	13,048,815
238,400	Franklin Electric Co., Inc.	10,222,592
248,400	Granite Construction, Inc.	10,005,552
290,500	Kforce, Inc.	8,982,260
203,400	Lydall, Inc. (a)	4,131,054

Shares	Security Description	Value
171,700	Multi-Color Corp.	$6,024,953
467,800	Navigant Consulting, Inc.	11,250,590
217,300	Tetra Tech, Inc.	11,249,621
		93,515,061
Information Technology - 17.1%
173,200	Ambarella, Inc. (a)	6,058,536
146,600	Anixter International, Inc. (a)	7,961,846
324,700	Benchmark Electronics, Inc.	6,877,146
92,400	CACI International, Inc., Class A (a)	13,308,372
519,000	CalAmp Corp. (a)	6,752,190
243,500	CTS Corp.	6,304,215
200,300	ExlService Holdings, Inc. (a)	10,539,786
53,700	Littelfuse, Inc.	9,208,476
256,000	Methode Electronics, Inc.	5,962,240
243,400	MTS Systems Corp.	9,767,642
251,000	PC Connection, Inc. (a)	7,462,230
184,700	Silicon Motion Technology Corp., ADR	6,372,150
340,800	Sykes Enterprises, Inc. (a)	8,427,984
		105,002,813
Materials - 4.2%
122,000	Balchem Corp.	9,558,700
195,600	Carpenter Technology Corp.	6,965,316
168,100	Sensient Technologies Corp.	9,388,385
		25,912,401
Real Estate - 6.8%
131,300	Agree Realty Corp. REIT	7,762,456
735,800	Easterly Government Properties, Inc. REIT	11,537,344
240,900	LTC Properties, Inc. REIT	10,040,712
363,900	Marcus & Millichap, Inc. (a)	12,492,687
		41,833,199
Utilities - 3.2%
153,600	IDACORP, Inc.	14,294,016
108,800	Unitil Corp.	5,509,632
		19,803,648
Total Common Stocks (Cost $548,543,776)		580,907,954

Shares	Security Description	Value
Short-Term Investments - 3.1%
Investment Company - 3.1%
19,054,969	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.27% (b)	19,054,969
Total Short-Term Investments (Cost $19,054,969)		19,054,969
Investments, at value - 97.9% (Cost $567,598,745)		599,962,923
Other assets in excess of liabilities - 2.1%		12,637,855
NET ASSETS - 100.0%		$612,600,778

QUARTERLY REPORT 2018

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 (Unaudited)

SMALL COMPANY FUND

(a)	Non-income producing security.

(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

QUARTERLY REPORT 2018

  Tributary Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 {Unaudited}

1. Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar

QUARTERLY REPORT 2018

  Tributary Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 {Unaudited}

securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2018, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Asset Backed Securities	$–	$32,293,774	$–	$32,293,774
Non-Agency Commercial Mortgage Backed Securities	–	8,923,505	–	8,923,505
Non-Agency Residential Mortgage Backed Securities	–	12,936,091	–	12,936,091
Corporate Bonds	–	53,090,459	–	53,090,459
Government & Agency Obligations	–	63,729,712	–	63,729,712
Preferred Stocks	407,000	–	–	407,000
Short-Term Investments	2,319,973	–	–	2,319,973
Total	$2,726,973	$170,973,541	$–	$173,700,514

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Income Fund
Asset Backed Securities	$–	$17,042,306	$–	$17,042,306
Non-Agency Commercial Mortgage Backed Securities	–	11,979,871	–	11,979,871
Non-Agency Residential Mortgage Backed Securities	–	21,093,439	–	21,093,439
Corporate Bonds	–	54,502,608	–	54,502,608
Government & Agency Obligations	–	77,676,955	–	77,676,955
Investment Companies	1,418,624	–	–	1,418,624
Short-Term Investments	487,709	–	–	487,709
Total	$1,906,333	$182,295,179	$–	$184,201,512

QUARTERLY REPORT 2018

  Tributary Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 {Unaudited}

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Nebraska Tax-Free Fund
Government & Agency Obligations	$–	$67,899,226	$–	$67,899,226
Short-Term Investments	1,322,426	–	–	1,322,426
Total	$1,322,426	$67,899,226	$–	$69,221,652

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks	$39,953,681	$–	$–	$39,953,681
Asset Backed Securities	–	1,527,725	–	1,527,725
Non-Agency Commercial Mortgage Backed Securities	–	634,827	–	634,827
Non-Agency Residential Mortgage Backed Securities	–	1,058,224	–	1,058,224
Corporate Bonds	–	7,010,241	–	7,010,241
Government & Agency Obligations	–	13,253,693	–	13,253,693
Short-Term Investments	1,481,084	–	–	1,481,084
Total	$41,434,765	$23,484,710	$–	$64,919,475

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Growth Opportunities Fund
Common Stocks	$115,083,698	$–	$–	$115,083,698
Total	$115,083,698	$–	$–	$115,083,698

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Small Company Fund
Common Stocks	$580,907,954	$–	$–	$580,907,954
Short-Term Investments	19,054,969	–	–	19,054,969
Total	$599,962,923	$–	$–	$599,962,923

*	See Schedules of Portfolio Investments for further industry classification.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

QUARTERLY REPORT 2018

  Tributary Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2018 {Unaudited}

Non-Agency Residential Mortgage Backed Securities

Income Fund
Balance as of 03/31/18	$965,010
Paydowns	(76,246)
Change in unrealized appreciation (depreciation)	7,472
Amortization (Accretion)	(34)
Realized Gain (Loss)	2,328
Transfer out of Level 3	(898,530)
Balance as of 12/31/18	$-
Net change in unrealized appreciation/(depreciation) in investments as of 12/31/18	$-

The Funds recognize transfers between levels as of the beginning of the year. There were no transfers into or out of Level 1 or 2 during the period ended December 31, 2018.

Security Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade
President

Date	January 29, 2019

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	January 29, 2019